Related party transactions - Summary of Compensations Paid or Payable to Key Management for Employee Services (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions
Salaries and other short-term employee benefits	¥ 11,777	¥ 10,238	¥ 8,112
Contributions to pension plans	232	156	107
Share-based compensation expenses	6,682	15,729	15,679
Key management compensation	¥ 18,691	¥ 26,123	¥ 23,898